Cover	May 15, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2023
Entity File Number	001-39882
Entity Registrant Name	Pontem Corporation
Entity Central Index Key	0001830392
Entity Tax Identification Number	98-1562955
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2170 Buckthorne Place
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	212
Local Phone Number	457-9077
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PNTM.U
Security Exchange Name	NYSE
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PNTM
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PNTM WS
Security Exchange Name	NYSE